CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Operating (expenses) income
Merchandise costs	¥ (16,699,982)	$ (2,388,066)	¥ (13,086,418)	¥ (10,338,870)
Fulfillment expenses	(1,761,718)	(251,922)	(1,382,273)	(1,123,994)
Selling and marketing expenses	(1,653,702)	(236,476)	(1,367,028)	(1,250,860)
General and administrative expenses	(275,008)	(39,326)	(306,782)	(265,981)
Research and development expenses	(243,912)	(34,879)	(210,364)	(195,679)
Other operating income, net	42,241	6,040	53,434	36,264
(Loss) income from operations	456,175	65,231	28,969	(173,338)
Interest expense	(6,038)	(863)	(15,016)	(7,056)
Interest income	20,503	2,932	26,861	37,875
Other loss, net	(10,342)	(1,479)	(41,256)	(5,887)
(Loss) income before income taxes and share of loss in equity method investments	460,298	65,821	(442)	(148,406)
Income tax benefits (expenses)	(56,749)	(8,115)	56,877	42,530
Share of loss in equity method investments	(67,261)	(9,618)	(64,664)	(50,374)
Net (loss) income	¥ 336,288	$ 48,088	¥ (8,229)	¥ (156,250)
Net (loss) earnings per share
Basic | (per share)	¥ 2.08	$ 0.3	¥ (0.05)	¥ (0.96)
Diluted | (per share)	¥ 2.07	$ 0.3	¥ (0.05)	¥ (0.96)
Weighted average number of shares used in calculating net (loss) income per ordinary share
Basic	161,315,074	161,315,074	161,618,799	162,160,835
Diluted	162,191,874	162,191,874	161,618,799	162,160,835
Net (loss) income	¥ 336,288	$ 48,088	¥ (8,229)	¥ (156,250)
Foreign currency translation adjustments	(3,496)	(500)	7,356	8,883
Total comprehensive (loss) income	332,792	47,588	(873)	(147,367)
Product
Net revenues
Net revenues	19,379,932	2,771,293	14,844,416	11,658,298
Service
Net revenues
Net revenues	¥ 1,668,324	$ 238,567	¥ 1,483,984	¥ 1,307,484